Investment in Equity Accounted Joint Venture	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investment in Equity Accounted Joint Venture
7.	Investment in Equity Accounted Joint Venture

(in thousands)
Investment in equity accounted joint venture as of December 31, 2017	$—
Equity contributions to joint venture entity	41,000
Share of results	(38)
Capitalized interest	1,024
Legal costs	476

Investment in equity accounted joint venture as of December 31, 2018	$42,462

On January 31, 2018, the Company entered into an agreement to construct the Marine Export Terminal, pursuant to which the Company has a 50% economic interest in building and operating the Marine Export Terminal.